Financial Instruments - Fair values and financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Total non-derivatives
Financial Instruments-Fair values and financial risk management
Carrying amount	$ (33,577)	$ (18,846)
Total contractual cash flows	34,086	17,988
Total non-derivatives | 2 months or less
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(5,629)	(1,550)
Total non-derivatives | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(28,457)	(16,438)
Convertible notes
Financial Instruments-Fair values and financial risk management
Carrying amount	(21,415)	(13,943)
Total contractual cash flows	21,708	12,851
Convertible notes | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(21,708)	(12,851)
Loan from shareholder
Financial Instruments-Fair values and financial risk management
Carrying amount	(5,531)	(1,689)
Total contractual cash flows	5,704	1,838
Loan from shareholder | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(5,704)	(1,838)
Deferred consideration
Financial Instruments-Fair values and financial risk management
Carrying amount	(955)	(1,578)
Total contractual cash flows	995	1,653
Deferred consideration | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(995)	(1,653)
Trade Payables
Financial Instruments-Fair values and financial risk management
Carrying amount	(5,622)	(1,543)
Total contractual cash flows	5,622	1,543
Trade Payables | 2 months or less
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(5,622)	(1,543)
Lease liabilities
Financial Instruments-Fair values and financial risk management
Carrying amount	(54)	(93)
Total contractual cash flows	57	103
Lease liabilities | 2 months or less
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(7)	(7)
Lease liabilities | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, non-derivative financial instruments	(50)	(96)
Derivative financial instruments
Financial Instruments-Fair values and financial risk management
Carrying amount	(192)	(32)
Total contractual cash flows, derivative financial instruments	192	32
Derivative financial instruments | 3-36 months
Financial Instruments-Fair values and financial risk management
Total contractual cash flows, derivative financial instruments	$ (192)	$ (32)